UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        Independence Small Cap Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-791-4226

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



INDEPENDENCE SMALL CAP PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2004


                          [Independence Logo omitted]

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             APRIL 30, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .....................................................    1
Statement of Net Assets ..................................................    3
Statement of Operations ..................................................    7
Statement of Changes in Net Assets .......................................    8
Financial Highlights .....................................................    9
Notes to Financial Statements ............................................   10
--------------------------------------------------------------------------------


A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------


April 30, 2004

Dear Shareholders:

The six months ended April 30, 2004 was a mixed period for stocks. The S&P 500 and the Russell 2000 Indices both turned in solid performances. In contrast, the NASDAQ Composite Index declined slightly. This disparity reflected the underlying crosscurrents that were influencing the markets. Investors in general remained upbeat about the prospects for the economy and corporate earnings. However, there was a noticeable shift in market leadership. For most of calendar year 2003, more speculative issues were the top performers. These were the lower priced, more volatile, stocks of smaller companies, quite a few of which are unprofitable. In the last quarter of the year, better quality, more fundamentally sound, companies performed the best. That trend continued into the first part of calendar year 2004.

Since we tend to focus on strong fundamental situations, we were well positioned when the change in leadership developed and outperformed the major indices. As usual, we did well mostly on the strength of our individual stock selections. Several of our holdings appreciated significantly in the most recent half-year. These included CHATTEM, a consumer products company with some exciting new products, GENESEE & WYOMING, a railroad operator that is experiencing an improvement in shipments, and HOLOGIC, a provider of medical imaging equipment that recently introduced a promising new machine. Stocks that detracted from results included INVERNESS MEDICAL INNOVATIONS, a supplier of health care diagnostic products that is seeing some margin compression, as well as CRAY and WHITE ELECTRONIC DESIGNS, two technology companies that were affected by general weakness in that sector.

Investors are currently wrestling with the prospect of higher interest rates and what impact they may have on the market. Consequently, stocks have been volatile with no clear direction. For our part, we believe that our relatively concentrated portfolio of fundamentally sound companies that sell at attractive valuations will fare well, even in an uncertain environment.

Sincerely,


/s/Charles S. Glovsky
Charles S. Glovsky, CFA
Senior Vice President

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
                           TEN LARGEST EQUITY HOLDINGS
                       (AS A PERCENTAGE OF THE PORTFOLIO)

1. Gaylord  Entertainment  (2.78%)                 6. Warnaco Group (2.68%)
2. Hologic (2.74%)                                 7. Kroll (2.58%)
3. Philadelphia  Consolidated  Holding  (2.73%)    8. Genesee & Wyoming  (2.48%)
4.  Trimble  Navigation  (2.68%)                   9. USI  Holdings  (2.47%)
5. Chattem (2.68%)                                10. Kronos (2.33%)

                      DEFINITION OF THE COMPARATIVE INDICES
                     --------------------------------------
NASDAQ COMPOSITE INDEX is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National market system traded foreign common stocks and ADRs.

RUSSELL 2000 INDEX is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

RUSSELL 2000 VALUE INDEX is an unmanaged index composed of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P SMALL CAP 600 INDEX is an unmanaged capitalization-weighted index representing all major industries in the Small Cap segment of the U.S. stock market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 94.0%
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                        ---------   ------------
AEROSPACE/DEFENSE EQUIPMENT -- 1.4%
   Triumph Group* ......................................    7,500   $   241,125
                                                                    -----------
APPAREL/TEXTILES -- 2.7%
   Warnaco Group* ......................................   24,300       464,859
                                                                    -----------
BANKING -- 9.0%
   Boston Private Financial Holdings ...................   14,700       342,510
   Doral Financial .....................................    7,800       255,762
   Fidelity Southern ...................................   16,700       227,955
   First Community Bancorp .............................   11,400       389,310
   W Holding ...........................................   19,200       327,168
                                                                    -----------
                                                                      1,542,705
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.6%
   Lin TV, Cl A* .......................................   12,100       272,129
                                                                    -----------
BUSINESS SERVICES -- 5.7%
   eFunds* .............................................   18,400       295,504
   Jacobs Engineering Group* ...........................    5,700       237,747
   Kroll* ..............................................   15,100       447,564
                                                                    -----------
                                                                        980,815
                                                                    -----------
CHEMICALS -- 3.8%
   Arch Chemicals ......................................   12,500       365,125
   Cytec Industries* ...................................    7,400       290,968
                                                                    -----------
                                                                        656,093
                                                                    -----------
COAL MINING -- 1.7%
   Arch Coal ...........................................    9,300       284,673
                                                                    -----------
COMPUTERS & SERVICES -- 12.7%
   Avocent* ............................................    8,900       285,601
   Borland Software* ...................................   27,800       229,350
   Cray* ...............................................   50,600       313,720
   Hyperion Solutions* .................................    9,600       368,448
   Kronos* .............................................   11,100       404,928
   MSC.Software* .......................................   30,000       279,600
   Progress Software* ..................................   14,400       295,200
                                                                    -----------
                                                                      2,176,847
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY -- 2.7%
   Chattem* ............................................   17,200   $   465,621
                                                                    -----------
ELECTRONICS -- 5.7%
   Cubic ...............................................   14,200       335,120
   Daktronics* .........................................   12,600       267,498
   Excel Technology* ...................................   11,200       379,008
                                                                    -----------
                                                                        981,626
                                                                    -----------
ENTERTAINMENT -- 2.8%
   Gaylord Entertainment* ..............................   15,400       482,636
                                                                    -----------
ENVIRONMENTAL SERVICES -- 1.8%
   Waste Connections* ..................................    7,600       306,052
                                                                    -----------
INSURANCE -- 7.5%
   Philadelphia Consolidated Holding* ..................    8,200       473,468
   Scottish Re Group ...................................   17,900       391,652
   USI Holdings* .......................................   28,300       428,745
                                                                    -----------
                                                                      1,293,865
                                                                    -----------
MACHINERY -- 2.4%
   Clarcor .............................................    5,400       237,708
   Grant Prideco* ......................................   11,600       176,900
                                                                    -----------
                                                                        414,608
                                                                    -----------
MEASURING DEVICES -- 4.4%
   Trimble Navigation* .................................   18,600       465,930
   White Electronic Designs* ...........................   38,500       279,125
                                                                    -----------
                                                                        745,055
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 12.3%
   Candela* ............................................   34,600       366,414
   Cantel Medical* .....................................   19,800       326,700
   Hologic* ............................................   23,700       475,185
   Inverness Medical Innovations* ......................   15,100       284,635
   LifePoint Hospitals* ................................    8,000       286,080
   Select Medical ......................................   15,900       301,305
   Synovis Life Technologies* ..........................    3,900        62,400
                                                                    -----------
                                                                      2,102,719
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                        ---------   ------------
OFFICE FURNITURE & FIXTURES -- 0.9%
   General Binding* ....................................   11,300   $   158,200
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 3.7%
   Forest Oil* .........................................    9,300       244,125
   Newfield Exploration* ...............................    7,500       395,100
                                                                    -----------
                                                                        639,225
                                                                    -----------
PRINTING & PUBLISHING -- 1.4%
   Courier .............................................    6,000       244,500
                                                                    -----------
RAILROADS -- 2.5%
   Genesee & Wyoming* ..................................   18,700       431,035
                                                                    -----------
RETAIL -- 3.2%
   Cache* ..............................................   14,300       400,400
   Galyan's Trading* ...................................    3,200        30,368
   Kirkland's* .........................................    4,600        83,030
   ShopKo Stores* ......................................    2,200        29,172
                                                                    -----------
                                                                        542,970
                                                                    -----------
TRUCKING -- 2.1%
   Overnite ............................................   15,100       362,400
                                                                    -----------
WATER UTILITIES -- 2.0%
   Aqua America ........................................   17,100       349,695
                                                                    -----------
   Total Common Stock
      (Cost $13,359,751) ...............................             16,139,453
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 7.2%
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                        ---------   ------------
   HighMark Diversified Money Market Fund ..............  692,579   $   692,579
   HighMark U.S. Government Money Market Fund ..........  541,018       541,018
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,233,597) ................................              1,233,597
                                                                    -----------
   TOTAL INVESTMENTS -- 101.2%
      (Cost $14,593,348) ...............................             17,373,050
                                                                    -----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  (1.2)%
--------------------------------------------------------------------------------
   Receivable due from Investment Adviser ..............                  5,458
   Administration Fees Payable .........................                (10,274)
   Trustees' Fees Payable ..............................                 (1,629)
   Other Assets and Liabilities, Net ...................               (193,074)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................               (199,519)
                                                                    -----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in Capital .....................................             12,412,558
   Accumulated net investment loss .....................                (56,090)
   Accumulated net realized gain on investments ........              2,037,361
   Net unrealized appreciation on investments ..........              2,779,702
                                                                    -----------
   TOTAL NET ASSETS-- 100.0% ...........................            $17,173,531
                                                                    ===========
   INSTITUTIONAL CLASS SHARES
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value)                        1,545,225
   Net Asset Value, Offering and Redemption
      Price Per Share                                                    $11.11
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       INDEPENDENCE
                                                      SMALL CAP PORTFOLIO
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .......................................................    $   36,439
Interest ........................................................           611
Less: Foreign Taxes Withheld ....................................          (443)
                                                                     ----------
   TOTAL INCOME .................................................        36,607
                                                                     ----------
EXPENSES
Investment Advisory Fees ........................................        68,514
Administration Fees .............................................        62,330
Trustees' Fees ..................................................         2,230
Transfer Agent Fees .............................................        25,986
Printing Fees ...................................................        10,470
Audit Fees ......................................................         7,748
Registration and Filing Fees ....................................         7,628
Legal Fees ......................................................         6,962
Shareholder Servicing Fees ......................................         5,980
Custodian Fees ..................................................           856
Other Expenses ..................................................         1,136
                                                                     ----------
   TOTAL EXPENSES ...............................................       199,840
Less:
Waiver of Investment Advisory Fees ..............................       (68,514)
Reimbursement of Expenses by Investment Adviser .................       (38,629)
                                                                     ----------
   NET EXPENSES .................................................        92,697
                                                                     ----------
NET INVESTMENT LOSS .............................................       (56,090)
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ................................     2,059,047
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ............      (262,449)
                                                                     ----------
NET GAIN ON INVESTMENTS .........................................     1,796,598
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $1,740,508
                                                                     ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED
                                                          APRIL 30,    YEAR ENDED
                                                            2004       OCTOBER 31,
                                                         (UNAUDITED)      2003
                                                         ----------    ----------
OPERATIONS:
   Net Investment Loss ..............................   $   (56,090)    $  (80,889)
   Net Realized Gain on Investments .................     2,059,047        220,016
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..................      (262,449)     3,502,346
                                                        -----------     ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ......................     1,740,508      3,641,473
                                                        -----------     ----------
DISTRIBUTIONS:
   Net Realized Gain ................................      (205,033)      (523,000)
                                                        -----------     ----------
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
   Issued ...........................................     1,680,873     14,056,679
   In Lieu of Cash Distributions ....................       204,967        522,986
   Redemption Fees -- Note 2 ........................            59             --
   Redeemed .........................................    (1,956,717)   (13,166,296)
                                                        -----------     ----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ...................................       (70,818)     1,413,369
                                                        -----------     ----------
         TOTAL INCREASE IN NET ASSETS ...............     1,464,657      4,531,842
                                                        -----------     ----------
NET ASSETS:
   Beginning of Period ..............................    15,708,874     11,177,032
                                                        -----------     ----------
   End of Period (including accumulated net
     investment loss of $56,090 and $0, respectively)   $17,173,531    $15,708,874
                                                        ===========     ==========

SHARE TRANSACTIONS:
   Shares Issued ....................................       148,575      1,750,693
   In Lieu of Cash Distributions ....................        20,274         65,784
   Redeemed .........................................      (184,624)    (1,615,949)
                                                        -----------     ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .............................       (15,775)       200,528
                                                        ===========     ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         INSTITUTIONAL CLASS SHARES
                             -----------------------------------------------------------------------------------
                             SIX MONTHS
                                 ENDED                                                              DECEMBER 16
                               APRIL 30,   YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     1998*** TO
                                 2004      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                             (UNAUDITED)      2003          2002(2)        2001          2000           1999
                              ---------     -------         -------       ------        -------       -------
Net Asset Value,
   Beginning of Period ......   $ 10.06     $  8.22         $ 12.99       $14.64        $  9.44       $ 10.00
                                -------     -------         -------       ------        -------       -------
Income from Operations:
    Net Investment Loss .....     (0.04)      (0.05)          (0.16)       (0.29)         (0.12)        (0.09)
   Net Realized and
   Unrealized
      Gain (Loss) ...........      1.23        2.22            0.36(1)     (1.17)          5.32         (0.47)
                                -------     -------         -------       ------        -------       -------
   Total from
   Operations ...............      1.19        2.17            0.20        (1.46)          5.20         (0.56)
                                -------     -------         -------       ------        -------       -------
Distributions:
Net Realized Gain ...........     (0.14)      (0.33)          (4.97)       (0.19)            --            --
                                -------     -------         -------       ------        -------       -------
Total Distributions .........     (0.14)      (0.33)          (4.97)       (0.19)            --            --
                                -------     -------         -------       ------        -------       -------
Net Asset Value,
   End of Period ............   $ 11.11     $ 10.06         $  8.22       $12.99        $ 14.64       $  9.44
                                =======     =======         =======       ======        =======       =======
TOTAL RETURN+ ...............     11.92%**   27.41%           (3.59)%      (9.92)%        55.08%        (5.60)%**
                                =======     =======         =======       ======        =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..............   $17,174     $15,709         $11,177       $9,877        $24,219       $15,893
Ratio of Expenses to
   Average Net Assets .......      1.15%*     1.18%            2.28%        1.97%          1.39%         1.85%*
Ratio of Expenses to
   Average Net  Assets
   (Excluding Waivers
   and/or Reimbursements) ...      2.48%*     2.60%            2.69%        2.07%          1.49%         1.95%*
Ratio of Net Investment
   Loss to Average
   Net Assets ...............     (0.70)%*   (0.57)%          (1.92)%      (1.54)%        (0.95)%       (1.11)%*
Portfolio Turnover Rate .....        47%        79%              92%          65%            84%           91%


  *  ANNUALIZED
 **  NOT ANNUALIZED
***  COMMENCEMENT OF OPERATIONS
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.
(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM INDEPENDENCE SMALL CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM INDEPENDENCE SMALL CAP PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Independence Small Cap Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Securities for which prices are not available, of which there were none as of April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2004 there were $59 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  DISTRIBUTION,  SHAREHOLDER  SERVICING  AND  TRANSFER  AGENT
AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2004, the Administrator was paid 0.77% of the average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
     Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
Under the terms of an investment advisory agreement, Independence Investment LLC (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of average daily net assets of the Portfolio. The Adviser voluntarily agreed to waive and/or reimburse fees in order to limit total expenses at 1.15% of average daily net assets. The Adviser may discontinue all or part of their voluntary waiver at any time.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:
For the the six months ended April 30, 2004 the Portfolio made purchases of $7,513,664 and sales of $8,496,327 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                          ORDINARY               LONG-TERM
                           INCOME              CAPITAL GAIN            TOTAL
                          --------             ------------          -----------
2003                      $309,169               $ 213,831           $  523,000
2002                       277,590               3,466,827            3,744,417


As of October 31, 2003, the components of Distributable Earnings were as follows:

     Long Term Capital Gain                                        $  204,988
     Net Unrealized Appreciation                                    3,020,510
                                                                   ----------
     Total Distributable Earnings                                  $3,225,498
                                                                   ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2004, were as follows:

          FEDERAL           APPRECIATED      DEPRECIATED     NET UNREALIZED
         TAX COST           SECURITIES       SECURITIES       APPRECIATION
        -----------         ----------       ---------       --------------
        $14,593,348         $3,145,814       $(366,112)        $2,779,702

8. OTHER:

At April 30, 2004, 71% of total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

                        INDEPENDENCE SMALL CAP PORTFOLIO
                                P.O. Box 219009
                              Kansas City, MO 64121
                                  800-791-4226

                                    ADVISER:
                           Independence Investment LLC
                                 Exchange Place
                                 53 State Street
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

IND-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/26/04



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/26/04


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 6/26/04
* Print the name and title of each signing officer under his or her signature.